Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of The Bank of New York Mellon Corporation 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document as amended and restated as of January 1, 2021, as amended by the First Amendment effective January 1, 2022, the Second Amendment effective January 1, 2023, the Third Amendment effective June 1, 2023 and the Fourth Amendment effective as of January 1, 2026 (with certain provisions effective earlier), and the Plan’s Summary Plan Description and Prospectus for a more complete description of the Plan’s provisions.

General Information – The Plan is a defined contribution plan sponsored by The Bank of New York Mellon Corporation (the “Company”) and is intended to meet the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan provides employees with the opportunity to invest a portion of their annual compensation in the Plan, augmented by employer contributions, to meet retirement income goals.

Administration of the Plan – The Plan is administered by The Bank of New York Mellon Corporation Benefits Administration Committee (the “Plan Administrator”), a named fiduciary of the Plan. The Plan Administrator has full discretionary power and authority to construe, interpret and administer the Plan, including questions concerning eligibility and payment of benefits and may adopt rules and regulations for administering the Plan. The Bank of New York Mellon Corporation Benefits Investment Committee (the “Benefits Investment Committee”), also a named fiduciary of the Plan, is responsible for investment-related matters, including the establishment of an investment policy, the appointment of investment managers, and the monitoring of the performance of the Plan’s investment funds. There is no assurance that the stated objective of any of the funds can be achieved. The Plan’s trustee is The Bank of New York Mellon (the “Trustee”), a wholly-owned banking subsidiary of the Company. No administrative or custodial fees are paid to the Trustee from Plan assets.

The Benefits Investment Committee appointed Fiduciary Counselors Inc. to serve as the independent fiduciary (“Independent Fiduciary”) to (i) make all fiduciary decisions related to the continued prudence of offering the common stock of the Company or its affiliates as an investment option under the Plan, other than plan sponsor decisions, and (ii) select and monitor any actively or passively managed investments that are managed by the Company or its affiliates to be offered to participants as investment options under the Plan, excluding self-directed accounts (“SDAs”).

Eligibility – Most employees are eligible to participate in the Plan if they are salaried or hourly U.S. employees of the Company or a subsidiary of the Company which has elected to have its U.S. employees covered by the Plan.

Newly hired employees meeting the eligibility requirements may begin participating in the Plan at the beginning of the next payroll period after completing the enrollment process. In general, newly eligible employees who do not take action to enroll in the Plan within a 30-day notification period are automatically enrolled with a pre-tax contribution rate equal to 7% of their eligible base pay. Unless the participant has an alternative investment election on record, the money is invested in the LifePath Index Fund closest to the year that the participant will reach age 65.

Effective June 1, 2023, the Plan was amended to exclude student intern or co-op employees hired on or after June 1, 2023 from being automatically enrolled in the Plan.

Investment Funds – Participants in the Plan have the option of investing contributions in professionally managed funds offered under the Plan, which include lifecycle funds, passively managed index funds, actively managed funds, an SDA and common stock of the Company. The performance of the investment funds being offered in the Plan is evaluated regularly, and the funds offered under the Plan may change periodically. As described in Note 3, the Company directly pays, or indirectly reimburses participants’ accounts for, investment management fees related to investment management options that are managed by an affiliate.

The Benefits Investment Committee is authorized to place restrictions on trading in selected funds. Pursuant to this authority, an administrative restriction applies to account balance transfers in and out of investment funds that hold international securities, because these funds are particularly at risk for trading activity that might harm other participants or are inconsistent with the Plan’s retirement objectives. With this restriction, participants may not buy and then sell, or sell and then buy, shares in cash funds in the Plan within a period of 15 to 60 calendar days. Trading restrictions imposed by the Company’s Personal Securities Trading Policy also apply to investments in the Company’s common stock (NYSE symbol: BNY) under the Plan. With this restriction, participants may not buy and then sell, or sell and then buy, shares of the Company’s common stock within a period of less than 60 calendar days.

The maximum amount a participant can transfer into the SDA is 50% of their account balance. The Plan does not permit participants to invest in leveraged or inverse exchange-traded funds or exchange-traded notes through the SDA.

Contributions – The Plan is designed as a traditional 401(k) plan under Internal Revenue Service (“IRS”) 401(k) plan regulations in which employee pre-tax, Roth 401(k), after-tax and employer matching contributions are subject to discrimination testing. Participants can contribute pre-tax, after-tax and/or Roth 401(k) contributions to the Plan, with an overall limit of 75% of the participant’s eligible base pay. Eligible base pay is defined as semi-monthly base pay excluding overtime, bonuses, commissions, deferrals to any non-qualified retirement program, or any other special payments, including payments after termination of employment. Federal law limited the total dollar amount participants were eligible to contribute on a pre-tax basis and/or Roth 401(k) basis (described below) to $23,500 in 2025 and $23,000 in 2024. The Plan limit for after-tax contributions was $25,000 in 2025 and $25,000 in 2024. After-tax contributions are not automatic. A participant must choose to make after-tax contributions to the Plan. Participants who were age 50 or older by December 31, 2025 or December 31, 2024, as applicable, and who reached the contribution limit for such year(s) are eligible to make catch-up contributions for such years in accordance with legal limits for catch-up contributions (generally, $7,500 for participants between the ages of 50 and 59 or over age 63, and $11,250 for participants between ages 60 and 63 for the applicable year).

Participants may elect to contribute through the Roth 401(k) option. With the Roth 401(k) feature, participant contributions are made on an after-tax basis and growth in the Roth 401(k) portion of the account will be tax-free if certain holding periods applicable to Roth contributions are satisfied, as described below. The Roth 401(k) contributions qualify for matching contributions and are otherwise subject to the same combined dollar limits applicable to pre-tax contributions. In order for the Roth 401(k) investment earnings to be withdrawn tax-free, the distribution must be made at least five years after the first Roth 401(k) contribution and after the participant turns 59½, dies or becomes disabled.

The Plan contains an “auto-escalation” contribution feature. This feature automatically increases the rate at which participants, including newly eligible employees, contribute to the Plan by 1% each year, up to a maximum of 10%, on July 1. Participant contributions will be invested in the investment options offered under the Plan as directed by the participant. If the participant does not have an investment election on record, the contributions will be invested in the LifePath Index Fund closest to the year that the participant will reach age 65. Participants can opt out of the contribution rate increases, change the rate of contribution or discontinue contributions at any time.

Participants may rollover into the Plan amounts representing distributions from other qualified retirement plans or individual retirement accounts.
Matching Contribution – The Company matched 100% of participant contributions up to 7% of eligible base pay with a monetary limit of $16,000 per participant. The Company’s matching contributions were paid in cash on a pre-tax basis and invested in the investment options offered under the Plan as directed by the participant. The matching contribution to a participant’s account is determined annually, after the end of the year, and deposited by March 31 of the following year. Subject to limited exceptions, a participant must be an active BNY employee on the last day of the plan year to receive the annual matching contribution for that year. The matching contribution was paid on January 29, 2026 for plan year 2025 and January 29, 2025 for plan year 2024.

Basic Company Contribution – The Company made an annual basic company contribution of $750 to each participant with eligible base pay of less than $100,000 on January 1, and who were eligible to participate in the Plan, actively employed on December 31, and completed at least one year of service by December 31. Participants with eligible base pay of more than $100,000 were not eligible for the annual basic company contribution of $750. The basic company contributions were paid in cash on a pre-tax basis and invested in the investment options offered under the Plan as directed by the participant. If the participant does not have an investment election on record, the contributions will be invested in the LifePath Index Fund closest to the year that the participant will reach age 65. The basic company contribution was paid on January 30, 2026 for plan year 2025 and January 30, 2025 for plan year 2024.

Participant Accounts – Each participant’s account is credited with the participant’s pre-tax, after-tax and/or Roth 401(k) contributions, employer matching contributions and basic company contribution, if any. The account is also credited or charged with the proportionate share of changes in the net assets of the Plan arising from investment activities. Distributions with respect to a participant’s interest under the Plan are charged to the participant’s account. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting – Participants are immediately and fully vested in their pre-tax, Roth 401(k) and/or after-tax contributions, any rollover contributions and earnings or losses on these amounts. Matching contributions to the Plan for participants hired after December 31, 2020, plus any earnings or losses these amounts generate, will fully vest after three years of service. Matching contributions to the Plan for participants hired on or before December 31, 2020, plus any earnings or losses these amounts generate, are 100% vested at all times. Basic company contributions will fully vest after three years of service. If a participant attains age 65, dies or becomes disabled (within the meaning of the Company’s Long-Term Disability Plan) while employed by the Company, the participant’s account balance will be immediately vested.

Forfeitures – If the participant is not fully vested in the matching or other employer contributions at the participant’s employment termination date, the nonvested portion of the account balance is forfeited on the earlier of distribution of the vested portion or five consecutive one-year breaks in service. The Plan permits forfeitures to be used to reduce future employer contributions. Unallocated forfeitures of $9,362,425 at December 31, 2025 and $9,612,624 at December 31, 2024 were used to reduce employer contributions.

Distributions and In-Service Withdrawals – The vested portion of a participant’s account will be payable upon severance of employment, including for reasons of retirement, death, or disability (within the meaning of the Company’s Long-Term Disability Plan). Participants are eligible to request withdrawals following the attainment of age 59½ or in the case of specified hardships. Effective January 1, 2025, the Plan also permits in-service distributions to victims of domestic abuse and distributions in connection with natural disaster recovery. Amounts attributable to after-tax and rollover contributions are available for in-service withdrawal at any time. The age at which Plan participants are required to commence distributions from their accounts (“RMD Age”) was delayed to age 73 for participants born in 1951-1959, and by age 75 for those born in 1960 and later. The RMD Age remains at age 72 or age 70½ for participants born prior to 1951 who were already required to take required minimum distributions. Participants are permitted to convert a portion of traditional non-Roth 401(k) account balances into a Roth 401(k) contribution and withdraw up to $5,000 from the 401(k)
account, penalty free, upon each birth or adoption of a child to cover related expenses. Amounts in the SDA are not eligible for in-service withdrawals.

Notes Receivable from Participants – The Plan allows participants, either actively at work or on a paid leave of absence, to borrow from their account. The loan will be secured by a portion of the participant’s account balance and must be repaid to that account with interest. The interest payments will also be allocated to the participant’s account and will appear as earnings on that account. Loan guidelines, including interest rates, are set by the Plan in accordance with tax laws and regulations issued by the IRS and the Department of Labor.

For general purpose loans issued in plan years 2025 and 2024, the interest rate was fixed at one percentage point above the prime rate on the first business day of the month in which the loan was issued. For loans used for the purchase of a primary residence issued in 2025 and 2024, the interest rate was fixed at one percentage point above the prime rate on the first business day of the month in which the promissory note was issued to the participant.

Generally, new loans, when added to the amount of any existing loans, cannot exceed the lesser of (a) $50,000 minus the participant’s highest outstanding loan balance in the last 12 months, (b) one-half of the participant’s vested account, or (c) the participant’s account balance, excluding any investments in an SDA. General purpose loans are available for terms of 12 to 48 months. Loans for the purchase of a primary residence, however, may be for a term of 49 to 120 months. Loans are repaid in periodic installments through payroll deductions or recurring direct debit payments. Loan repayments, of both principal and interest, are invested by the Trustee among the available investment funds in the same proportions as the participant’s salary reduction contributions are invested.

Payment of Benefits – A participant (or their beneficiary) may elect to receive distributions in one lump sum or in a series of quarterly installments over a period not exceeding the lesser of (1) their life expectancy or the designated beneficiary’s joint life expectancy, or (2) 10 years. Participants whose employment has terminated, except those who are on approved long-term disability, will automatically be paid in a lump sum if their account balance is $1,000 or less. If a portion of a participant’s balance is invested in the Company’s common stock or an SDA, the participant may elect to receive the distribution in-kind or in cash.

Voting Rights – Each participant is entitled to exercise voting rights attributable to the shares of the Company’s common stock allocated to his or her account and will be notified prior to the time that such rights are to be exercised. The Trustee will vote shares for which no directions have been timely received, and shares not credited to any participant’s account, in proportion to the vote cast by participants who have timely responded subject to review by the Independent Fiduciary.

Flexible Dividend – Dividends paid on the Company’s common stock held in a participant’s account are automatically reinvested in the Company’s common stock. A participant may elect to have the dividends on vested shares paid in cash as a distribution from the Plan.

Plan Termination or Plan Merger – Although the Company has no present intention to terminate the Plan, it expressly retains the right to amend, modify or terminate the Plan at any time. Such amendments or modifications may be retroactive, provided that no amendment or modification shall be made which permits Plan assets to be used or diverted for purposes other than the exclusive benefit of the participants or their beneficiaries. In the event of Plan termination, participants will become 100% vested in their accounts. Any unallocated assets of the Plan shall be allocated to participant accounts and distributed in such a manner as the Plan Administrator may determine.
In the event of any merger or consolidation of the Plan with, or transfer of assets of the Plan to, any other plan, each participant’s account, immediately after such event, would equal the market value of the account prior to such event.